SUMMARY OF RSU ACTIVITY (Details) - Stock Incentive Plan 2019 [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, RSUs outstanding | shares	59,463
Weighted Average Grant Date Fair Value per Share, RSUs outstanding | $ / shares	$ 3.19
Number of Shares, RSUs granted | shares	318,951
Weighted Average Grant Date Fair Value per Share, RSUs granted | $ / shares	$ 1.13
Number of Shares, RSUs vested and issued | shares	(199,076)
Weighted Average Grant Date Fair Value per Share, RSUs vested and issued | $ / shares	$ 1.49
Number of Shares, RSUs forfeited or expired | shares	(30,277)
Weighted Average Grant Date Fair Value per Share, RSUs forfeited or expired | $ / shares	$ 3.16
Number of Shares, RSUs outstanding | shares	149,061
Weighted Average Grant Date Fair Value per Share, RSUs outstanding | $ / shares	$ 1.02